Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial risk management:
Current assets	$ 18,080,170	$ 11,662,100
Current liabilities	5,563,973	3,786,398
Short term position (liquidity)	$ 12,516,197	$ 7,875,702